Profit Appropriation and Restricted Net Assets	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Profit Appropriation and Restricted Net Assets
Profit Appropriation and Restricted Net Assets

14. Profit Appropriation and Restricted Net Assets

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries in China are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to WFOEs in China, its subsidiaries have to make appropriations from their after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. General reserve fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation of the other two reserve funds is at the Group’s discretion. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit (as determined under the PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund, and (ii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in registered capital of the respective companies. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation.

As of December 31, 2020 and June 30, 2021 the Group’s PRC subsidiaries accrued approximately $127.2 million and $127.0 million in the general reserve/statutory surplus funds, respectively.

Under the PRC laws and regulations, the subsidiaries, VIEs and VIEs’ subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances of the consolidated net assets. Even though the Group currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIEs and VIEs’ subsidiaries for working capital and other funding purposes, the Group may in the future require additional cash resources from the PRC subsidiaries, VIEs and VIEs’ subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare and pay dividends to or distribution to its shareholders. Net assets subject to restriction for the Group amounted to $450.3 million, or 14.5% of the Group’s total consolidated net assets as of June 30, 2021.

14. Profit Appropriation and Restricted Net Assets

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries in China are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to WFOEs in China, its subsidiaries have to make appropriations from their after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. General reserve fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation of the other two reserve funds is at the Group’s discretion. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit (as determined under the PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund, and (ii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in registered capital of the respective companies. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation.

As of December 31, 2020 and September 30, 2021 the Group’s PRC subsidiaries accrued approximately $127.2 million and $127.0 million in the general reserve/statutory surplus funds, respectively.

Under the PRC laws and regulations, the subsidiaries, VIEs and VIEs’ subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances of the consolidated net assets. Even though the Group currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIEs and VIEs’ subsidiaries for working capital and other funding purposes, the Group may in the future require additional cash resources from the PRC subsidiaries, VIEs and VIEs’ subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare and pay dividends to or distribution to its shareholders. Net assets subject to restriction for the Group amounted to $449.9 million, or 13.5% of the Group’s total consolidated net assets as of September 30, 2021.